Related parties - Summary of Transactions And Balances With Associated Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Interest income	$ 5,296,398,124	$ 6,177,814,220	$ 9,120,817,921
Fee and commission income	(873,504,172)	(721,987,819)	(728,596,716)
Interest expense	2,578,698,783	2,324,816,251	4,459,404,994
Fee and commission expense	(364,482,949)	(350,254,964)	(330,541,540)
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net	125,391,611	200,864,657	(59,277,667)
Exchange differences, net	193,086,874	71,873,198	601,886,838
Other operating income	249,179,345	187,838,081	192,640,163
Other operating expenses	(767,996,198)	(646,127,369)	(752,265,130)
Associates and Joint Ventures
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Interest income	23,601,831	11,316,766	10,138,729
Fee and commission income	(1,147,839)	(250,967)	(3,926,521)
Interest expense	28,403,281	19,634,954	13,438,450
Fee and commission expense	(29,327)	(24,872)	(65,469)
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net	87,581	1,359,203	433,209
Exchange differences, net	86,892	27,905	3,707
Other operating income	3,248,450	2,529,056	2,950,710
Other administrative expenses	0	(208,676)	(185,702)
Other operating expenses	(1,172)	0	$ 0
Cash and deposits in banks
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	7,053	0
Loans and advances
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	62,787,740	20,247,669
Derivatives (Assets)
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	642,156	780,465
Other financial assets
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	5,833,987	3,892,838
Deposits
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	9,946,878	5,145,737
Interest rate swaps
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	14,000,000	0
Securities in custody
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	37,726,945	28,582,767
Guarantees received
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	237,259	220,810
Sureties granted
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with associates and joint ventures	$ 237,259	$ 220,810